Lease liability (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 40,295	$ 36,972
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 18,910	$ 20,356